Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Current Payables [Abstract]
Summary of Other Payables

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Accrued salary and compensation	$9,041	$9,482
Payables to contractors	1,710	1,892
Accrued compensation to employees and remuneration to directors and supervisors	1,739	1,441
Amounts collected for others	1,226	1,279
Accrued franchise fees	1,151	1,091
Accrued maintenance costs	1,050	955
Payables to equipment suppliers	1,459	296
Others	5,939	6,517
	$23,315	$22,953